Investment Strategy - PL Growth and Income ETF	Oct. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks long-term growth and income through a focused portfolio of 30-50 individual common stocks of any market capitalization. The securities will predominantly be of U.S.-based issuers traded on U.S. exchanges and may also include American Depositary Receipts (ADRs) traded on U.S. exchanges. The Fund’s adviser may also utilize targeted ETFs to gain exposure to specific market indexes or sectors.

Under normal market conditions, the Fund will invest at least 80% of its assets in a combination of equities from growth companies and income-producing securities or options. Growth companies are companies the adviser believes have above average growth potential. The adviser considers a number of factors in determining a company's growth potential, such as if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors.

Additionally, the Fund also invests in corporate bonds, government bonds and preferred stock. Bonds may be of any maturity and may include bonds which are rated below investment grade (also known as “high yield” or “junk bonds”). The Fund may also obtain its fixed income investment exposure by investing in other ETFs that primarily invest in bonds or preferred stock.

The Fund may also invest in money market funds, U.S. Treasury securities and other cash equivalents.

The Fund’s adviser invests the Fund’s assets in accordance with the following ranges. In determining the allocation of assets in the following ranges, the Adviser will consider macro-economic conditions, micro considerations for specific sectors and companies, reported financial statements and analytical opinions, when available.

Equity Securities	0% to 100%
Fixed Income Securities	0% to 70%
Cash/Money Markets	0% to 30%

To mitigate volatility and generate income, the Fund will employ covered call writing strategies on its equity holdings. The Fund may also write (or sell) cash-secured put options to generate income.

The Adviser utilizes a combination of quantitative and fundamental analysis, examining fundamental, market, technical, and statistical attributes to select investments and implement its options strategies. The Adviser’s investment process focuses on identifying securities with long-term growth potential and opportunities to reduce risk and for income generation through options. In evaluating securities with long-term growth potential, the Adviser will consider the projected and reported sales growth data, as well as the classifications of the securities by third-parties and benchmarks.

The Fund may engage in frequent trading of its portfolio, resulting in a higher portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its assets in a combination of equities from growth companies and income-producing securities or options.